Intangible Assets, net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
(4)  Intangible Assets, net

Intangible assets as of December 31, 2011 reflect an estimate of purchase price attributable to patents in connection with the 1998 acquisition of BioSeq, Inc. and the PCT business. Acquired PCT patents are being amortized to expense on a straight line basis at the rate of $48,632 per year over their estimated remaining useful lives of approximately 6 years.  We performed a review of our intangible assets for impairment.  When impairment is indicated, any excess of carrying value over fair value is recorded as a loss.  An impairment analysis of intangible assets was performed as of December 31, 2011.  We have concluded that there is no impairment of intangible assets.  Intangible assets at December 31, 2011 and 2010 consisted of the following:

	December 31,
	2011	2010
PCT Patents	$778,156	$778,156
Less accumulated amortization	(644,394)	(595,762)
Net book value	$133,762	$182,394

Amortization expense for each of the years ended December 31, 2011 and 2010 was $48,632 and is expected to be $48,632 per year during the next three years.